Vanguard International Growth Fund

Summary Prospectus

December 27, 2012

Admiral™ Shares for Participants

Vanguard International Growth Fund Admiral Shares (VWILX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
December 27, 2012, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-523-1188 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.32%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$37		$116	$202	$456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard International Growth Fund Admiral Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012, was 12.50%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.11% (quarter ended June 30, 2009), and the lowest return for a quarter was –23.16% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011
	1	Year	5 Years	10 Years
Vanguard International Growth Fund Admiral Shares	–13.58%		–1.85%	5.75%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI ACWI ex USA Index	–13.71%		–2.92%	6.31%
Spliced International Index	–13.71		–5.00	4.51

Investment Advisors

Baillie Gifford Overseas Ltd.

M&G Investment Management Limited

Schroder Investment Management North America Inc.

Portfolio Managers

James K. Anderson, Partner of Baillie Gifford & Co. and Head of Global Equities. He has managed a portion of the Fund since 2003.

Greg Aldridge, Portfolio Manager at M&G. He has managed a portion of the Fund since 2008.

Virginie Maisonneuve, CFA, Head of Schroders’ Global and International Equities. She has co-managed a portion of the Fund since 2005.

Simon Webber, CFA, Fund Manager and Global Sector Specialist of Schroders’ Global and International Equities. He has co-managed a portion of the Fund since 2009.

Tax Information

The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries

The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares.

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Vanguard International Growth Fund Admiral Shares—Fund Number 581

CFA® is a trademark owned by CFA Institute.

© 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SPI 581 122012